Schedule of intangible assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Software development costs	$ 2,551,907	$ 3,486,415	$ 2,089,338
Accumulated amortization	(796,659)	(1,088,395)	(542,482)
Intangible assets, net of accumulated amortization	$ 1,755,248	$ 2,398,020	$ 1,546,856